UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Callahan Advisors, LLC
           -----------------------------------------------------
Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027
           -----------------------------------------------------

Form 13F File Number: 028-12463
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas P. Callahan
        -------------------------
Title:  President
        -------------------------
Phone:  (713)572-3366
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan                 Houston, Texas                 02/05/2009
-----------------------                --------------                 ----------
      [Signature]                      [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           79
                                         -----------
Form 13F Information Table Value Total:      $90,859
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
A T & T Corp                   COM              00206R102     1714   60141 SH       SOLE              57499      0    0
Abbott Laboratories            COM              002824100     1092   20468 SH       SOLE              20168      0    0
Adobe Systems Inc              COM              00724F101      772   36252 SH       SOLE              33907      0    0
Akamai Technologies            COM              00971T101      174   11545 SH       SOLE              11295      0    0
America Movil Sa L Adr         COM              02364W105      539   17380 SH       SOLE              16280      0    0
American Express Company       COM              025816109      347   18698 SH       SOLE              17698      0    0
Anadarko Petroleum Corp        COM              032511107     1245   32291 SH       SOLE              31539      0    0
Apache Corp                    COM              037411105     1103   14802 SH       SOLE              13208      0    0
Avon Products Inc              COM              054303102      397   16511 SH       SOLE              16511      0    0
Ball Corporation               COM              058498106     1039   24978 SH       SOLE              23433      0    0
Bank Of America Corp           COM              060505104      249   17660 SH       SOLE              17436      0    0
Bard C R Incorporated          COM              067383109     1556   18470 SH       SOLE              17610      0    0
Berkshire Hathaway Cl B        COM              084670207     3336    1038 SH       SOLE               1000      0    0
Bhp Billiton Ltd Adr           COM              088606108     1336   31140 SH       SOLE              29893      0    0
Brookfield Asset Mgmt          COM              112585104      180   11816 SH       SOLE              11816      0    0
Bunge Limited                  COM              G16962105      945   18257 SH       SOLE              17412      0    0
Burlingtn Nthn Santa Fe        COM              12189T104     2502   33050 SH       SOLE              30691      0    0
C V S Caremark Corp            COM              126650100      618   21516 SH       SOLE              20291      0    0
Caterpillar Inc                COM              149123101     1520   34022 SH       SOLE              32031      0    0
Chesapeake Energy Corp         COM              165167107      296   18297 SH       SOLE              16472      0    0
Chevron Corp                   COM              166764100      979   13238 SH       SOLE              13238      0    0
Cisco Systems Inc              COM              17275R102      865   53046 SH       SOLE              50526      0    0
Coca Cola Company              COM              191216100      833   18409 SH       SOLE              17651      0    0
Compass Minerals Intl          COM              20451N101      323    5500 SH       SOLE               5500      0    0
Conocophillips                 COM              20825C104     1167   22537 SH       SOLE              22056      0    0
Corp Executive Board Co        COM              21988R102      320   14500 SH       SOLE              14500      0    0
Crusader Energy Corp           COM              228834107      784  670000 SH       SOLE             670000      0    0
Cullen Frost Bankers           COM              229899109      733   14463 SH       SOLE              14188      0    0
Dentsply Intl Inc              COM              249030107     1275   45137 SH       SOLE              42997      0    0
Diageo Plc New Adr             COM              25243Q205     1429   25186 SH       SOLE              24761      0    0
Discover Financial Svcs        COM              254709108      505   53000 SH       SOLE              53000      0    0
Disney Walt Hldg Co            COM              254687106     1463   64460 SH       SOLE              61913      0    0
Dominion Res Inc Va New        COM              25746U109      892   24886 SH       SOLE              24130      0    0
Donaldson Company Inc          COM              257651109      929   27597 SH       SOLE              26462      0    0
Du Pont E I De Nemour&Co       COM              263534109      419   16565 SH       SOLE              16565      0    0
Ebay Inc                       COM              278642103      209   15005 SH       SOLE              14280      0    0
Emerson Electric Co            COM              291011104      866   23654 SH       SOLE              23454      0    0
Exelon Corporation             COM              30161N101     2002   36008 SH       SOLE              35208      0    0
Express Scripts Inc            COM              302182100     1008   18338 SH       SOLE              17763      0    0
Exxon Mobil Corporation        COM              30231G102     3736   46802 SH       SOLE              41960      0    0
F P L Group Incorporated       COM              302571104     1225   24338 SH       SOLE              23098      0    0
Fiserv Inc                     COM              337738108      320    8795 SH       SOLE               8595      0    0
General Electric Company       COM              369604103     1447   89342 SH       SOLE              83613      0    0
General Mills Inc              COM              370334104     1863   30673 SH       SOLE              29693      0    0
Genzyme Corp Genl              COM              372917104      533    8034 SH       SOLE               7419      0    0
Gilead Sciences Inc            COM              375558103     1145   22395 SH       SOLE              21995      0    0
Graco Incorporated             COM              384109104      209    8800 SH       SOLE               8800      0    0
Harris Corporation             COM              413875105     1155   30342 SH       SOLE              28859      0    0
Intel Corp                     COM              458140100     1266   86329 SH       SOLE              80865      0    0
Intl Business Machines         COM              459200101     1447   17193 SH       SOLE              16155      0    0
J. P. Morgan Chase & Co.       COM              46625H100     1002   31769 SH       SOLE              31419      0    0
Johnson & Johnson              COM              478160104     3300   55162 SH       SOLE              52157      0    0
Kinder Morgan Mgmt Llc         COM              49455U100      207    5190 SH       SOLE               5190      0    0
Kirby Corporation              COM              497266106      228    8321 SH       SOLE               8321      0    0
Mc Donalds Corp                COM              580135101     2276   36591 SH       SOLE              35037      0    0
Microsoft Corp                 COM              594918104     1336   68716 SH       SOLE              64396      0    0
Moodys Corp                    COM              615369105      342   17000 SH       SOLE              17000      0    0
Nike Inc Class B               COM              654106103     1317   25825 SH       SOLE              25500      0    0
Oracle Corporation             COM              68389X105     1218   68714 SH       SOLE              67114      0    0
Paychex Inc                    COM              704326107      428   16275 SH       SOLE              16275      0    0
Peabody Energy Corp            COM              704549104     1272   55897 SH       SOLE              53797      0    0
Pepsico Incorporated           COM              713448108     2311   42194 SH       SOLE              41051      0    0
Pfizer Incorporated            COM              717081103     1885  106419 SH       SOLE             102571      0    0
Philip Morris Intl Inc         COM              718172109      334    7665 SH       SOLE               7411      0    0
Procter & Gamble Co            COM              742718109     2464   39860 SH       SOLE              37811      0    0
Scana Corporation New          COM              80589M102     1844   51786 SH       SOLE              49881      0    0
Target Corporation             COM              87612E106      887   25696 SH       SOLE              24014      0    0
Telus Corp Non Vtg             COM              87971M202      738   25975 SH       SOLE              24265      0    0
Transocean Offshore Newf       COM              G90078109      553   11697 SH       SOLE              11324      0    0
Travelcenters Of America       COM              894174101       32   13500 SH       SOLE              13500      0    0
U S Bancorp Del New            COM              902973304      625   25000 SH       SOLE              25000      0    0
United Technologies Corp       COM              913017109      410    7656 SH       SOLE               7156      0    0
Wal-Mart Stores Inc            COM              931142103     2160   38538 SH       SOLE              36849      0    0
Weatherford Intl Ltd           COM              G95089101      172   15860 SH       SOLE              14805      0    0
Weingarten Rlty Invs Sbi       COM              948741103     1372   66296 SH       SOLE              63361      0    0
Wells Fargo & Co New           COM              949746101     1542   52298 SH       SOLE              49537      0    0
Western Union Company          COM              959802109      516   36000 SH       SOLE              36000      0    0
Ishares Tr Lehman Tips         ETF              464287176     1276   12855 SH       SOLE              12795      0    0
Spdr Lehman 1-3 Mth Tbil       SRTR             78464A680     6505  142054 SH       SOLE             138580      0    0